FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
27.	FAIR VALUE MEASUREMENTS

A hierarchy is established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs other than the quoted price in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions.

Derivative Liabilities

On a recurring basis, the Company measures the 2010 Performance Adjustment Derivative Liabilities (Note 20) at fair value. Since the 2010 Performance Adjustment Derivative Liabilities are not traded on an exchange, they are valued using a valuation model. Management is responsible for determining the fair value and considered a number of factors including valuations. The 2010 Performance Adjustment Derivative Liability was bifurcated at the fair value measured with the residual financing proceeds attributed to the Series B Redeemable Convertible Preferred Shares on issuance date.

Fair value change in forward contracts

The Company has entered into foreign exchange forward contracts with local banks to reduce the exposure of significant changes in exchange rates between Renminbi and foreign currencies. Authoritative guidance requires companies to recognize all of the derivative financial instruments as either assets or liabilities at fair value in the consolidated balance sheets based upon quoted market prices for comparable instruments. The Company's derivative instruments have not met the criteria for hedge accounting within authoritative guidance. Therefore, the foreign currency forward contracts have been recorded at fair value, with the gain or loss on these transactions recorded in the consolidated statements of operations within "Change in fair value of forward contracts" in the period in which they occur. The Company does not use derivative financial instruments for trading or speculative purposes. The Company held foreign exchange forward contracts with a total notional value of US$384.5 million, EUR21.1 million and AUD0.8 million as of December 31, 2012. These foreign exchange forward contracts mature between 1 to 12 months. The Company used a discounted cash-flow methodology to measure fair value, which requires inputs such as interest yield curves and foreign exchange rates. The significant inputs used in the aforementioned model can be corroborated with market observable data and therefore the fair value measurements are classified as level 2. Typically, any losses or gains on the forward exchange contracts are offset by re-measurement losses or gains on the underlying balances denominated in non-functional currencies. The Company's foreign currency exchange contract is an over-the-counter instrument.

Convertible Senior Notes and Capped Call Options

The Company has adopted valuation models to assess the fair value for capped call options and the Notes, as the capped call options are not publicly traded and the trading of the Notes is considered inactive. Management is responsible for determining these fair values and assessing a number of factors. Both capped call options and the Notes are valued using the Binominal Tree option pricing model. The valuation involves complex and subjective judgments as well as the Company's best estimates on the valuation date. The main inputs to this model include underlying share price, expected share volatility, expected dividend yield, risk free interest rate etc.

Recurring change in fair value

As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Company's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contracts	64,954,682	-	64,954,682	-
Capped call options	16,408,445	-	-	16,408,445

Liabilities:
Foreign exchange forward contracts	5,524,497	-	5,524,497	-
Convertible senior notes	387,777,235	-	-	387,777,235

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contracts	12,930,159	-	12,930,159	-
Capped call options	16,131,208	-	-	16,131,208

Liabilities:
Foreign exchange forward contracts	5,490,630	-	5,490,630	-
Convertible senior notes	483,581,668	-	-	483,581,668

The Group's foreign exchange forward contracts are not traded on an exchange, the Group values them using valuation models. The valuation of these contracts used interest rate yield curves and foreign exchange rates as the significant inputs in the valuation models. These inputs are observable in active markets over the terms of the instruments the Group holds.

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 fair value of convertible senior notes for the year ended December 31, 2012 was as follows:

Balance at January 1, 2012	387,777,235
Foreign exchange gain	(1,047,241)
Change in fair value of convertible senior notes	96,851,674
Balance at December 31, 2012	483,581,668

A summary of changes in Level 3 fair value of Capped call options for the year ended December 31, 2012 was as follows:

Balance at January 1, 2012	16,408,445
Foreign exchange gain	31,815
Change in fair value of capped call options	(309,052)
Balance at December 31, 2012	16,131,208

A summary of the assumptions used in the valuation of convertible senior notes and Capped call options was as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Fair value of ADS	US$ 5.00	US$ 6.21
Strike Price	US$ 33.75	US$ 33.75
Risk Free Interest Rate	0.72%	0.47%
Dividend Yield	0%	0%
Standard Volatility	112.22%	87.56%

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings was as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Foreign exchange forward contracts	98,039,341	36,604,889	(9,043,079)
Embedded derivatives	54,938	-	-
Convertible senior notes	-	398,030,217	(96,851,674)
Capped call options	-	(98,282,510)	(309,052)
Total	98,094,279	336,352,596	(106,203,805)

Non-recurring change in fair value

As of December 31, 2011

Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2011	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Goodwill	-	-	-	-	RMB45,645,832

The goodwill relating to the acquisition of Zhejiang Jinko has been fully impaired of RMB45,645,832 (Note 3).

As of December 31, 2012

Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2012	Quote Prices in Active market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Long-lived assets	RMB4,232,012,975			RMB4,232,012,975	RMB65,476,299

The long-lived assets represent property, plant and equipment for production of cell production line that had become obsolete (Note 10).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360-10, long-lived assets held and used with a carrying amount of RMB65,476,299 were written down to their fair value of RMB 0, resulting in an impairment charge of RMB65,476,299, which was calculated based on Level 3 Inputs and included in earnings for the period.